Stock Based Compensation Plan - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022 Employees $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period		4 years
Cliff vesting period		1 year
Intrinsic value of options exercised | $		$ 0	$ 1,200
Weighted average grant date fair value/shares | $ / shares		$ 2.28	$ 6.36
Unrecognized stock based compensation expense | $		$ 9,900
Weighted-average period		2 years 6 months
Common shares, shares issued | shares		30,088,000	35,034,000
Stock options outstanding | shares	1,300,000	3,896	1,794
Number of employees held stock options | Employees	59
Weighted average exercise price | $ / shares	$ (8.81)
Incremental expense | $		$ 700
vested member
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental expense | $		300
unvested member
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental expense | $		400
RSA [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of RSAs vested | $		$ 200	$ 600
Employee stock purchase plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance | shares		600,000
Percentage of discount payroll deductions		15.00%
Common stock trading description		The eligible employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the purchase day.
Common shares, shares issued | shares		300,000
2015 stock plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period		10 years
2021 Stock Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance | shares		3,700,000
Stock options outstanding | shares	1,300,000
Weighted average exercise price | $ / shares	$ 2.16
2021 Stock Plan [Member] | Employee Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of modification of options		Options under the 2021 Plan generally vest over four years.
2021 Stock Plan [Member] | Employee Stock | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period		10 years